UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Name of Fund:  Dow 30SM Enhanced Premium & Income Fund Inc. (DPO)

Fund Address:  2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Dow 30SM Enhanced Premium & Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value

Aerospace & Defense - 8.7%	Boeing Co.	244,300	$8,692,194
	United Technologies Corp.	244,300	10,500,014

			19,192,208

Automobiles - 0.2%	General Motors Corp.	244,300	473,942

Beverages - 4.8%	The Coca-Cola Co.	244,300	10,736,985

Chemicals - 2.5%	E.I. du Pont de Nemours & Co.	244,300	5,455,219

Computers & Peripherals - 14.2%	Hewlett-Packard Co.	244,300	7,832,258
	International Business Machines Corp.	244,300	23,670,227

			31,502,485

Consumer Finance - 1.5%	American Express Co.	244,300	3,329,809

Diversified Financial Services - 4.0%	Bank of America Corp.	244,300	1,666,126
	Citigroup, Inc.	244,300	618,079
	JPMorgan Chase & Co.	244,300	6,493,494

			8,777,699

Diversified Telecommunication Services - 6.1%	AT&T Inc.	244,300	6,156,360
	Verizon Communications, Inc.	244,300	7,377,860

			13,534,220

Food & Staples Retailing - 5.7%	Wal-Mart Stores, Inc.	244,300	12,728,030

Food Products - 2.5%	Kraft Foods, Inc.	244,300	5,445,447

Hotels, Restaurants & Leisure - 6.0%	McDonald’s Corp.	244,300	13,331,451

Household Products - 5.2%	The Procter & Gamble Co.	244,300	11,504,087

Industrial Conglomerates - 6.6%	3M Co.	244,300	12,146,596
	General Electric Co.	244,300	2,469,873

			14,616,469

Machinery - 3.1%	Caterpillar, Inc.	244,300	6,830,628

Media - 2.0%	Walt Disney Co.	244,300	4,436,488

Metals & Mining - 0.8%	Alcoa, Inc.	244,300	1,793,162

Oil, Gas & Consumable Fuels - 14.9%	Chevron Corp.	244,300	16,426,732
	Exxon Mobil Corp.	244,300	16,636,830

			33,063,562

Pharmaceuticals - 10.3%	Johnson & Johnson	244,300	12,850,180
	Merck & Co., Inc.	244,300	6,535,025
	Pfizer, Inc.	244,300	3,327,366

			22,712,571

Semiconductors & Semiconductor Equipment - 1.7%	Intel Corp.	244,300	3,676,715

Software - 2.0%	Microsoft Corp.	244,300	4,487,791

Specialty Retail - 2.6%	Home Depot, Inc.	244,300	5,755,708

	Total Common Stocks (Cost - $399,242,484) - 105.4%		233,384,676

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities

	Maturity Date	Discount Rate	Face Amount	Value

Government Bills - 16.2%
U.S. Treasury Bills (a):	4/02/09	0.15%	$8,000,000	$7,999,789
	4/09/09	0.13%	4,000,000	3,999,908
	5/14/09	0.08%	8,000,000	7,998,424
	5/21/09	0.07%	2,000,000	1,999,578
	8/27/09	0.495%	14,000,000	13,983,018

				35,980,717

Time Deposits - 1.6%		Yield

State Street Bank & Trust Co.	4/01/09	0.01%	3,442,222	3,442,222

Total Short-Term Securities (Cost - $39,413,745) - 17.8%	39,422,939

Total Investments Before Options Written (Cost - $438,656,229*) - 123.2%	272,807,615

	Options Written	Number of Contracts

Call Options Written	3M Co., expiring May 2009 at USD 52.206, Broker BNP Paribas	1,450	(231,203)
	AT&T Inc., expiring April 2009 at USD 24.15, Broker HSBC Securities	1,450	(136,300)
	Alcoa, Inc., expiring April 2009 at USD 5.65, Broker UBS Warburg	1,450	(271,005)
	American Express Co., expiring April 2009 at USD 13.566, Broker Deutsche Bank AG	1,450	(202,463)
	Bank of America Corp., expiring May 2009 at USD 7.161, Broker Deutsche Bank AG	1,450	(153,279)
	Boeing Co., expiring April 2009 at USD 36.162, Broker HSBC Securities	1,450	(185,600)
	Caterpillar, Inc., expiring April 2009 at USD 28.171, Broker Deutsche Bank AG	1,450	(247,239)
	Chevron Corp., expiring May 2009 at USD 70.60, Broker UBS Warburg	1,450	(387,150)
	Citigroup, Inc., expiring April 2009 at USD 2.635, Broker Deutsche Bank AG	1,450	(44,558)
	The Coca-Cola Co., expiring May 2009 at USD 46.15, Broker UBS Warburg	1,450	(111,650)
	E.I. du Pont de Nemours & Co., expiring April at USD 21.61, Broker UBS Warburg	1,450	(233,160)
	Exxon Mobil Corp., expiring April 2009 at USD 68.964, Broker Deutsche Bank AG	1,450	(165,575)
	General Electric Co., expiring April 2009 at USD 10.50, Broker Deutsche Bank AG	1,450	(90,654)
	General Motors Corp., expiring April 2009 at USD 2.593, Broker Deutsche Bank AG	1,450	(19,589)
	Hewlett-Packard Co., expiring April 2009 at USD 30.083, Broker Deutsche Bank AG	1,450	(325,177)

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Number of Contracts	Value

Home Depot, Inc., expiring May 2009 at USD 24.74, Broker UBS Warburg	1,450	$(121,800)
Intel Corp., expiring April 2009 at USD 13.398, Broker Deutsche Bank AG	1,450	(247,341)
International Business Machines Corp., expiring May 2009 at USD 101.735, Broker BNP Paribas	1,450	(376,232)
JPMorgan Chase & Co., expiring May 2009 at USD 27.909, HSBC Securities	1,450	(353,032)
Johnson & Johnson, expiring May 2009 at USD 55.23, Broker UBS Warburg	1,450	(108,750)
McDonald’s Corp., expiring May 2009 at USD 57.30, Broker UBS Warburg	1,450	(163,850)
Merck & Co., Inc., expiring May 2009 at USD 28.088, Broker JPMorgan Chase	1,450	(137,605)
Microsoft Corp., expiring April 2009 at USD 16.926, Broker Deutsche Bank AG	1,450	(227,839)
Pfizer, Inc., expiring April 2009 at USD 13.125, Broker HSBC Securities	1,450	(91,350)
The Procter & Gamble Co., expiring April 2009 at USD 49.676, Broker Deutsche Bank AG	1,450	(15,182)
United Technologies Corp., expiring April 2009 at USD 41.118, Broker HSBC Securities	1,450	(326,250)
Verizon Communications, Inc., expiring April 2009 at USD 29.557, Broker HSBC Securities	1,450	(98,600)
Wal-Mart Stores, Inc., expiring April 2009 at USD 50.914, Broker HSBC Securities	1,450	(242,150)
Walt Disney Co., expiring April 2009 at USD 18.711, Broker Deutsche Bank AG	1,450	(86,986)

Total Options Written (Premiums Received - $4,529,829) - (2.5%)		(5,401,569)

Total Investments, Net of Options Written (Net Cost - $434,126,400) - 120.7%		267,406,046
Liabilities in Excess of Other Assets - (20.7%)		(45,911,651)

Net Assets - 100.0%		$221,494,395

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$438,711,541

Gross unrealized appreciation	$2,249,701
Gross unrealized depreciation	(168,153,627)

Net unrealized depreciation	$(165,903,926)

(a)	All or a portion of security held as collateral in connection with option contracts and swap contracts.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Dow 30 Enhanced Premium and Income Fund Inc.

Schedule of Investments as of March 31, 2009 (Unaudited)

•	Total return swaps outstanding as of March 31,2009 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Appreciation (Depreciation)

Deutsche Bank AG	Dow Jones Industrial Average Index - Total Return	12-month LIBOR rate with a negotiated spread	June 2009	$57,500,000	$(22,736,661)

HSBC Bank USA NA	Dow Jones Industrial Average Index - Total Return	12-month LIBOR rate with a negotiated spread	June 2009	$57,500,000	(22,736,661)

Total					$(45,473,322)

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Liabilities

Level 1	$269,365,393	—
Level 2	3,442,222	$(50,874,891)
Level 3	—	—

Total	$272,807,615	$(50,874,891)

* Other financial instruments are swaps and options.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Enhanced Premium & Income Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 20, 2009

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Dow 30SM Enhanced Premium & Income Fund Inc.

Date: May 20, 2009